Shareholder Report, Average Annual Return (Details)		12 Months Ended	27 Months Ended
		Dec. 31, 2025	Dec. 31, 2025 [2]
Capital Group Core Balanced ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Group Core Balanced ETF (at NAV)
Average Annual Return, Percent	[1]	15.41%	19.14%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[3]	17.88%	24.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[3]	7.30%	6.72%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[3]	13.70%	17.39%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on September 26, 2023.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.